ICON HEALTH AND INFORMATION TECHNOLOGY FUND
Portfolio of Investments
March 31, 2023

Security Description	Shares	Value
Common Stock (79.09%)

Communications (9.87%)
Arista Networks Inc*	27,600	$4,632,936
CDW Corp	11,800	2,299,702
GoDaddy Inc*	17,600	1,367,872
Perficient Inc*	11,800	851,842
Total Communications		9,152,352

Consumer, Non-cyclical (42.90%)
AstraZeneca PLC	30,000	2,082,300
The Cigna Group	10,100	2,580,853
Elevance Health Inc	13,600	6,253,416
HCA Healthcare Inc	8,000	2,109,440
Humana Inc	8,700	4,223,502
Incyte Corp*	23,500	1,698,345
IQVIA Holdings Inc*	9,238	1,837,346
Jazz Pharmaceuticals PLC*	17,800	2,604,674
LiveRamp Holdings Inc*	114,300	2,506,599
Merck & Co Inc	16,100	1,712,879
Molina Healthcare Inc*	14,800	3,958,852
Select Medical Holdings Corp	78,800	2,036,980
UnitedHealth Group Inc	13,100	6,190,929
Total Consumer, Non-cyclical		39,796,115

Energy (2.66%)
SolarEdge Technologies Inc*	8,100	2,461,995

Industrial (7.73%)
TD SYNNEX Corp	47,400	4,587,846
Universal Display Corp	16,600	2,575,158
Total Industrial		7,163,004

Technology (15.93%)
Adobe Inc*	8,500	3,275,645
Autodesk Inc*	14,500	3,018,320
Fortinet Inc*	55,000	3,655,300
Globant SA*	11,900	1,951,719
Taiwan Semiconductor Manufacturing Co Ltd	30,800	2,865,016
Total Technology		14,766,000

Total Common Stock (Cost $68,362,686)		73,339,466

Investment Companies (20.97%)
Money Market (20.73%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 4.65%)	19,220,939	19,220,939

Exchange Traded Funds (0.24%)
Direxion Daily Semiconductors Bear 3x Shares	13,400	218,152

Total Investment Companies (Cost $19,951,141)		19,439,091

Total Investments (Cost $88,313,827) (100.06%)		$92,778,557
Liabilities in Excess of Other Assets (-0.06%)		(58,729)
Net Assets (100.00%)		$92,719,828

* Non-income producing security.